                                                                    [LOGO]
                                                                    THE HARTFORD





November 3, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Ten ("Registrant")
     Putnam Hartford Capital Access (Series I and IR)
     File No. 333-50465


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 12, 2005.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8425.

Sincerely,

/s/ Brent Jones

Brent Jones
Paralegal